Cover Page	Apr. 01, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Apr. 01, 2021
Entity Registrant Name	CUSTOM TRUCK ONE SOURCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38186
Entity Tax Identification Number	84-2531628
Entity Address, Address Line One	7701 Independence Avenue
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64125
City Area Code	816
Local Phone Number	241-4888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously reported in a Current Report on Form 8-K filed on April 2, 2021 (the “Initial Form 8-K”), on April 1, 2021, Custom Truck One Source, Inc. (formerly Nesco Holdings, Inc.) (the “Company”) completed its acquisition (the “Acquisition”) of 100% of the partnership interests of Custom Truck One Source, L.P. (“Custom Truck”). This Amendment No. 1 to Current Report on Form 8-K (“Amendment No. 1”) is being filed to amend and supplement the Initial Form 8-K to include the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K and should be read in conjunction with the Initial Form 8-K.The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Custom Truck would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the Acquisition.
Amendment Flag	true
Entity Central Index Key	0001709682
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CTOS
Security Exchange Name	NYSE
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for Common Stock, $0.0001 par value
Trading Symbol	CTOS.WT
Security Exchange Name	NYSE